Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities on a Recurring Basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, with the fair value hierarchy as of September 30, 2025 and March 31, 2025 (in thousands):

	September 30, 2025
	Fair Value	Level 1	Level 2	Level 3
Liability
Warrant liability	8,070	-	8,070	-

	March 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Liability
Warrant liability	15,151	-	15,151	-

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, with the fair value hierarchy as of March 31, 2025 and 2024 (in thousands):

	March 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Liability
Warrant liability	15,151	-	15,151	-

	March 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Liability
Warrant liability	4,368	-	4,368	-